Document And Entity Information	12 Months Ended
Sep. 30, 2019 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	ZK International Group Co., Ltd.
Entity Central Index Key	0001687451
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ZKIN
Entity Common Stock, Shares Outstanding	16,558,037
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false